Deferred Tax Assets and Liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary difference and tax losses where deferred tax assets were not recognized	¥ 58,154	¥ 42,469
Deferred tax assets not recognized	11,284	8,677
Offsetting Amount Deferred Tax Assets And Liabilities	¥ 2,585	¥ 2,611